Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS
Cash and deposits in banks	$ 100,680,063	$ 115,012,597	$ 80,770,127
Repo transactions	1,087,916
Other financial assets	5,794,761	3,978,713
Loans and other financing	220,897,814	275,611,789
Other debt securities	17,631,926	12,538,954
Financial assets delivered as guarantee	10,673,334	10,161,647
Financial assets	356,765,814	417,303,700
Financial liabilities
Deposits	262,865,354	366,049,491
Repo transactions	1,002,511	253,003
Other financial liabilities	22,169,608	23,559,130
Financing received from the BCRA and other financial entities	2,245,804	4,611,839
Issued corporate bonds	5,525,039	9,810,217
Subordinated corporate bonds	24,311,663	23,518,130
Financial liabilities	318,119,979	427,801,810
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	100,680,063	115,012,597
Repo transactions	1,087,916
Other financial assets	5,794,761	3,978,713
Loans and other financing	311,728
Other debt securities	1,562,621	266,645
Financial assets delivered as guarantee	9,596,252	10,112,434
Financial assets	119,033,341	129,370,389
Financial liabilities
Deposits	147,122,348	163,479,907
Repo transactions	1,002,511	253,003
Other financial liabilities	21,066,584	23,360,727
Financing received from the BCRA and other financial entities	1,837,376	3,895,412
Financial liabilities	171,028,819	190,989,049
Level 2 [member]
FINANCIAL ASSETS
Loans and other financing	142,687	276,143
Other debt securities	16,638,686	11,022,076
Financial assets delivered as guarantee		49,213
Financial assets	16,781,373	11,347,432
Financial liabilities
Other financial liabilities	1,093,997	256,161
Financing received from the BCRA and other financial entities	353,520	665,078
Issued corporate bonds	1,380,033	7,663,328
Subordinated corporate bonds	18,339,369	18,860,755
Financial liabilities	21,166,919	27,445,322
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	193,903,826	249,338,621
Other debt securities	1,220,043	4,229
Financial assets	195,123,869	249,342,850
Financial liabilities
Deposits	115,969,567	202,715,323
Issued corporate bonds	2,658,829
Financial liabilities	118,628,396	202,715,323
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	100,680,063	115,012,597
Repo transactions	1,087,916
Other financial assets	5,794,761	3,978,713
Loans and other financing	194,358,241	249,614,764
Other debt securities	19,421,350	11,292,950
Financial assets delivered as guarantee	9,596,252	10,161,647
Financial assets	330,938,583	390,060,671
Financial liabilities
Deposits	263,091,915	366,195,230
Repo transactions	1,002,511	253,003
Other financial liabilities	22,160,581	23,616,888
Financing received from the BCRA and other financial entities	2,190,896	4,560,490
Issued corporate bonds	4,038,862	7,663,328
Subordinated corporate bonds	18,339,369	18,860,755
Financial liabilities	$ 310,824,134	$ 421,149,694